Supplement to the
Fidelity® Sustainable Low Duration Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
ASLD-SUSTK-1225-100 1.9909561.100	December 12, 2025
Supplement to the
Fidelity® Sustainable Low Duration Bond Fund
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
SLD-SUSTK-1225-101 1.9909569.101	December 12, 2025